UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – September 30, 2019

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 84.5%
Australia - 8.5%
991	ARB Corp., Ltd.	$12,742
9,874	Duxton Water, Ltd.	9,297
6,068	MNF Group, Ltd.	21,707
3,402	SmartGroup Corp., Ltd.	28,036
8,243	Western Areas, Ltd.	17,247
		89,029
Austria - 4.0%
906	FACC AG	10,635
751	Palfinger AG	19,768
186	Schoeller-Bleckmann Oilfield Equipment AG	11,049
		41,452
Belgium - 1.6%
241	Akka Technologies	16,601
Canada - 4.8%
4,800	Alithya Group, Inc., Class A (a)	14,239
4,902	EXFO, Inc. (a)	19,425
1,593	Extendicare, Inc.	10,292
8,783	Horizon North Logistics, Inc.	6,563
		50,519
China - 0.6%
40,228	Goodbaby International Holdings, Ltd. (a)	6,057
Cyprus - 1.3%
5,714	Atalaya Mining PLC (a)	13,911
Finland - 0.7%
690	Ferratum OYJ	7,220
France - 5.1%
338	Albioma SA	8,842
157	Devoteam SA	13,142
1,382	FIGEAC-AERO (a)	17,925
835	Maisons du Monde SA (b)	13,197
		53,106
Germany - 2.0%
773	Flatex AG (a)	20,811
Hong Kong - 0.7%
9,000	Nissin Foods Co., Ltd.	7,464
Ireland - 1.7%
10,921	Hibernia REIT PLC	17,498
Italy - 1.0%
949	doValue SpA (b)	10,530
Japan - 25.3%
82	Digital Arts, Inc.	5,415
271	Hirata Corp.	17,645
702	Internet Initiative Japan, Inc.	15,939
300	Katitas Co., Ltd.	12,319
425	Makino Milling Machine Co., Ltd.	18,474
700	Metaps, Inc. (a)	6,558
368	Milbon Co., Ltd.	18,106
722	Nihon Chouzai Co., Ltd.	24,807
652	Nippon Ceramic Co., Ltd.	16,426
1,031	Optex Group Co., Ltd.	15,314
1,739	Poletowin Pitcrew Holdings, Inc.	16,936
542	Rakus Co., Ltd.	8,406
665	Taiyo Holdings Co., Ltd.	22,356
192	V Technology Co., Ltd.	9,322
3,101	Yonex Co., Ltd.	15,372
3,377	Yumeshin Holdings Co., Ltd.	27,391
Shares	Security Description	Value
Japan - 25.3% (continued)
1,055	Zojirushi Corp.	$13,924
		264,710
Luxembourg - 1.9%
1,725	Solutions 30 SE (a)	19,366
New Zealand - 1.3%
5,788	Vista Group International, Ltd.	13,918
Norway - 3.7%
3,780	Data Respons ASA	12,797
1,190	Norway Royal Salmon ASA	25,611
		38,408
Sweden - 3.3%
312	BioGaia AB	13,723
1,748	Humana AB	9,873
1,115	Troax Group AB	11,270
		34,866
Switzerland - 2.1%
580	Lastminute.com NV (a)	22,199
United Kingdom - 14.9%
1,367	accesso Technology Group PLC (a)	14,556
4,518	Biffa PLC (b)	13,138
8,380	Clipper Logistics PLC	21,947
470	Craneware PLC	14,649
2,185	CVS Group PLC	27,403
3,320	OneSavings Bank PLC	15,079
1,092	Safestore Holdings PLC REIT	8,976
986	Savills PLC	10,669
6,560	The Gym Group PLC (b)	20,366
2,333	Urban & Civic PLC	9,294
		156,077
Total Common Stock (Cost $863,277)		883,742
Exchange Traded Funds - 8.8%
1,098	iShares MSCI Emerging Markets Small-Cap ETF	46,237
1,049	SPDR S&P Emerging Markets SmallCap ETF	45,568
Total Exchange Traded Funds (Cost $94,424)		91,805

Shares	Security Description	Value
Money Market Fund - 2.8%
29,314	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.79% (c) (Cost $29,314)	29,314
Investments, at value - 96.1% (Cost $987,015)		$1,004,861
Other Assets & Liabilities, Net - 3.9%		41,345
Net Assets - 100.0%		$1,046,206

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $57,231 or 5.5% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

1

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$89,029	$–	$–	$89,029
Austria	41,452	–	–	41,452
Belgium	16,601	–	–	16,601
Canada	50,519	–	–	50,519
China	6,057	–	–	6,057
Cyprus	13,911	–	–	13,911
Finland	7,220	–	–	7,220
France	53,106	–	–	53,106
Germany	20,811	–	–	20,811
Hong Kong	7,464	–	–	7,464
Ireland	17,498	–	–	17,498
Italy	10,530	–	–	10,530
Japan	264,710	–	–	264,710
Luxembourg	19,366	–	–	19,366
New Zealand	13,918	–	–	13,918
Norway	38,408	–	–	38,408
Sweden	34,866	–	–	34,866
Switzerland	22,199	–	–	22,199
United Kingdom	156,077	–	–	156,077
Exchange Traded Funds	91,805	–	–	91,805
Money Market Fund	–	29,314	–	29,314
Investments at Value	$975,547	$29,314	$–	$1,004,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 97.8%
Consumer Discretionary - 7.4%
54,760	Aspen Group, Inc. (a)	$284,204
6,788	BJ's Restaurants, Inc.	263,646
20,790	Carriage Services, Inc.	424,948
22,410	Chuy's Holdings, Inc. (a)	554,872
15,660	Conn's, Inc. (a)	389,308
17,483	CRA International, Inc.	733,762
61,900	Fluent, Inc. (a)	169,296
18,800	Fossil Group, Inc. (a)	235,188
6,713	Kura Sushi USA, Inc. (a)	131,709
4,800	M/I Homes, Inc. (a)	180,720
12,600	Points International, Ltd. (a)	138,222
31,079	QuinStreet, Inc. (a)	391,285
20,694	TravelCenters of America, Inc. (a)	253,915
7,732	Winmark Corp.	1,363,847
		5,514,922
Consumer Staples - 0.2%
5,600	Seneca Foods Corp., Class A (a)	174,608
Energy - 5.8%
87,704	Amplify Energy Corp.	541,134
362,146	HighPoint Resources Corp. (a)	575,812
54,119	Natural Gas Services Group, Inc. (a)	693,264
21,100	North American Construction Group, Ltd.	243,283
58,970	Par Pacific Holdings, Inc. (a)	1,348,054
204,787	Rosehill Resources, Inc. (a)	399,335
18,600	SandRidge Energy, Inc. (a)	87,420
42,200	SunCoke Energy, Inc. (a)	238,008
43,900	W&T Offshore, Inc. (a)	191,843
		4,318,153
Financial Services - 19.6%
63,300	Ashford Hospitality Trust, Inc. REIT	209,523
34,750	B. Riley Financial, Inc.	820,795
17,926	Braemar Hotels & Resorts, Inc. REIT	168,325
25,680	Bryn Mawr Bank Corp.	937,577
32,500	Capstead Mortgage Corp. REIT	238,875
10,200	Central Valley Community Bancorp	207,570
12,600	ConnectOne Bancorp, Inc.	279,720
60,680	Donnelley Financial Solutions, Inc. (a)	747,578
10,500	Ellington Financial, Inc.	189,735
12,500	Enterprise Financial Services Corp.	509,375
49,657	Everi Holdings, Inc. (a)	420,098
6,600	Federal Agricultural Mortgage Corp., Class C	538,956
13,000	Financial Institutions, Inc.	392,340
19,500	First Defiance Financial Corp.	564,817
11,600	First Internet Bancorp	248,356
8,900	Flushing Financial Corp.	179,824
39,550	Fortress Transportation & Infrastructure Investors, LLC	599,183
7,300	FS Bancorp, Inc.	383,250
33,300	Global Medical REIT, Inc.	379,620
65,367	Great Elm Capital Corp.	536,009
22,700	Hallmark Financial Services, Inc. (a)	434,251
12,494	HarborOne Bancorp, Inc. (a)	125,752
19,550	Horizon Bancorp, Inc.	339,388
4,900	I3 Verticals, Inc. (a)	98,588
20,600	Luther Burbank Corp.	233,398
9,400	Methode Electronics, Inc.	316,216
23,732	Midland States Bancorp, Inc.	618,219
17,410	NMI Holdings, Inc., Class A (a)	457,187
29,510	Northrim BanCorp, Inc.	1,170,662
23,300	OFG Bancorp	510,270
32,500	On Deck Capital, Inc. (a)	109,200
Shares	Security Description	Value
Financial Services - 19.6% (continued)
25,100	OP Bancorp	$245,478
17,298	Plymouth Industrial REIT, Inc.	316,899
13,687	Premier Financial Bancorp, Inc.	235,006
38,600	Pzena Investment Management, Inc., Class A	344,312
12,454	Ready Capital Corp. REIT	198,268
15,800	The First of Long Island Corp.	359,450
		14,664,070
Health Care - 18.5%
35,700	Akebia Therapeutics, Inc. (a)	139,944
16,748	Aldeyra Therapeutics, Inc. (a)	88,262
28,633	Alphatec Holdings, Inc. (a)	143,738
10,600	AngioDynamics, Inc. (a)	195,252
5,900	Anika Therapeutics, Inc. (a)	323,851
28,143	Apollo Endosurgery, Inc. (a)(b)	93,716
26,073	AtriCure, Inc. (a)	650,261
14,886	Avedro, Inc. (a)	337,912
162,947	Avid Bioservices, Inc. (a)	863,619
114,800	BioDelivery Sciences International, Inc. (a)	483,308
18,471	BioLife Solutions, Inc. (a)	307,080
3,600	BioSpecifics Technologies Corp. (a)	192,672
23,500	Calithera Biosciences, Inc. (a)	72,615
16,501	Cardiovascular Systems, Inc. (a)	784,128
41,350	Castlight Health, Inc., Class B (a)	58,304
57,000	Catalyst Pharmaceuticals, Inc. (a)	302,670
14,800	Champions Oncology, Inc. (a)	83,620
12,901	Chembio Diagnostics, Inc. (a)	78,954
11,900	Codexis, Inc. (a)	163,209
14,400	Collegium Pharmaceutical, Inc. (a)	165,312
18,680	Cutera, Inc. (a)	546,016
19,800	Dicerna Pharmaceuticals, Inc. (a)	284,328
22,959	Electromed, Inc. (a)	151,759
24,400	Fluidigm Corp. (a)	112,972
58,600	Harvard Bioscience, Inc. (a)	180,195
17,368	IntriCon Corp. (a)	337,634
11,300	Kura Oncology, Inc. (a)	171,421
24,300	Lannett Co., Inc. (a)	272,160
8,000	MacroGenics, Inc. (a)	102,080
53,900	MEI Pharma, Inc. (a)	90,552
63,438	MiMedx Group, Inc. (a)	310,846
23,142	NeoGenomics, Inc. (a)	442,475
10,599	Optinose, Inc. (a)	74,193
146,600	Palatin Technologies, Inc. (a)	133,230
50,588	Pfenex, Inc. (a)	426,963
37,981	Quotient, Ltd. (a)	295,112
47,774	R1 RCM, Inc. (a)	426,622
7,500	Ra Pharmaceuticals, Inc. (a)	177,375
10,200	RadNet, Inc. (a)	146,472
26,986	SeaSpine Holdings Corp. (a)	329,499
70,955	Sientra, Inc. (a)	459,788
202,270	SIGA Technologies, Inc. (a)	1,035,622
29,118	STAAR Surgical Co. (a)	750,662
3,200	Surmodics, Inc. (a)	146,368
9,700	Triple-S Management Corp., Class S (a)	129,980
12,300	Vanda Pharmaceuticals, Inc. (a)	163,344
8,272	Veracyte, Inc. (a)	198,528
15,460	Vericel Corp. (a)	234,064
15,832	ViewRay, Inc. (a)	45,913
12,484	Xenon Pharmaceuticals, Inc. (a)	112,481
		13,817,081

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Materials & Processing - 8.1%
25,729	AdvanSix, Inc. (a)	$661,750
15,662	BlueLinx Holdings, Inc. (a)	506,353
9,600	Caesarstone, Ltd.	159,456
7,980	Chase Corp.	872,932
17,700	Foundation Building Materials, Inc. (a)	274,173
16,823	Insteel Industries, Inc.	345,376
28,434	Interface, Inc.	410,587
97,589	Landec Corp. (a)	1,060,792
4,900	Lawson Products, Inc. (a)	189,777
9,200	LB Foster Co., Class A (a)	199,364
33,062	Northern Technologies International Corp.	417,904
13,174	Northwest Pipe Co. (a)	370,848
25,600	PGT Innovations, Inc. (a)	442,112
57,003	Venator Materials PLC (a)	139,087
		6,050,511
Producer Durables - 21.7%
13,478	Allied Motion Technologies, Inc.	475,908
24,350	Argan, Inc.	956,711
11,800	Atkore International Group, Inc. (a)	358,130
2,829	Barrett Business Services, Inc.	251,272
7,200	Canadian Solar, Inc. (a)	135,936
21,006	Columbus McKinnon Corp.	765,249
27,000	Commercial Vehicle Group, Inc. (a)	194,670
39,700	DHT Holdings, Inc.	244,155
3,740	Ducommun, Inc. (a)	158,576
13,148	GP Strategies Corp. (a)	168,820
106,347	Great Lakes Dredge & Dock Corp. (a)	1,111,326
7,254	ICF International, Inc.	612,745
63,244	IES Holdings, Inc. (a)	1,302,194
22,529	Kornit Digital, Ltd. (a)	693,443
23,200	Limbach Holdings, Inc. (a)	114,376
8,100	Napco Security Technologies, Inc. (a)	206,712
18,008	Patriot Transportation Holding, Inc. (a)	342,152
52,961	Perceptron, Inc. (a)	254,213
8,400	Powell Industries, Inc.	328,860
104,433	Radiant Logistics, Inc. (a)	539,919
37,900	Rosetta Stone, Inc. (a)	659,460
12,100	Select Interior Concepts, Inc., Class A (a)	156,937
8,300	SP Plus Corp. (a)	307,100
166,307	Sportsman's Warehouse Holdings, Inc. (a)	861,470
20,010	Systemax, Inc.	440,420
70,435	The Hackett Group, Inc.	1,159,360
25,896	The Manitowoc Co., Inc. (a)	323,700
22,900	Titan Machinery, Inc. (a)	328,386
39,662	UFP Technologies, Inc. (a)	1,530,953
8,900	Vectrus, Inc. (a)	361,785
9,962	Vishay Precision Group, Inc. (a)	326,156
4,800	VSE Corp.	163,632
13,100	Wabash National Corp.	190,081
53,500	Westport Fuel Systems, Inc. (a)	145,520
		16,170,327
Technology - 15.8%
12,700	Agilysys, Inc. (a)	325,247
11,530	AstroNova, Inc.	186,440
17,650	CalAmp Corp. (a)	203,328
38,141	Carbonite, Inc. (a)	590,804
4,200	CEVA, Inc. (a)	125,412
51,800	Digital Turbine, Inc. (a)	333,851
52,599	eGain Corp. (a)	421,055
8,957	Five9, Inc. (a)	481,349
28,040	Ichor Holdings, Ltd. (a)	678,007
19,100	Kimball Electronics, Inc. (a)	277,141
59,263	Leaf Group, Ltd. (a)	248,905
Shares	Security Description	Value
Technology - 15.8% (continued)
92,763	Limelight Networks, Inc. (a)	$281,072
35,400	MagnaChip Semiconductor Corp. (a)	358,956
12,847	Medallia, Inc. (a)	352,393
47,628	MiX Telematics, Ltd., ADR	664,411
22,938	Perficient, Inc. (a)	884,948
75,781	Photronics, Inc. (a)	824,497
30,463	PlayAGS, Inc. (a)	313,160
21,514	QAD, Inc., Class A	993,517
4,000	Red Violet, Inc. (a)	50,440
12,922	Rudolph Technologies, Inc. (a)	340,624
23,500	Sapiens International Corp. NV	461,540
8,200	Simulations Plus, Inc.	284,540
5,100	SMART Global Holdings, Inc. (a)	129,948
25,000	Smith Micro Software, Inc. (a)	135,875
70,400	The Meet Group, Inc. (a)	230,560
35,300	The Rubicon Project, Inc. (a)	307,463
1,924	TransAct Technologies, Inc.	23,434
18,900	Ultra Clean Holdings, Inc. (a)	276,601
14,271	Upland Software, Inc. (a)	497,487
14,900	Veeco Instruments, Inc. (a)	174,032
41,200	Zix Corp. (a)	298,288
		11,755,325
Utilities - 0.7%
14,300	AquaVenture Holdings, Ltd. (a)	277,849
92,200	Atlantic Power Corp. (a)	215,748
		493,597
Total Common Stock (Cost $71,568,688)		72,958,594

Shares	Security Description	Value
Money Market Fund - 2.4%
1,785,571	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.79% (c) (Cost $1,785,571)	1,785,571
Investments, at value - 100.2% (Cost $73,354,259)		$74,744,165
Other Assets & Liabilities, Net - (0.2)%		(142,926)
Net Assets - 100.0%		$74,601,239

ADR	American Depositary Receipt

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid Security.

(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$72,958,594
Level 2 - Other Significant Observable Inputs	1,785,571
Level 3 - Significant Unobservable Inputs	–
Total	$74,744,165

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 12, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 12, 2019